Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK STRATEGIC SERIES
Central Index Key	0000792858
Amendment Flag	false
Document Creation Date	Dec 19, 2012
Document Effective Date	Dec 19, 2012
Prospectus Date	Oct 1, 2012

John Hancock Income Fund
Supplement dated 12-19-12 to the current Class R1, Class R2, Class R3, Class R4 and
Class R5 shares Prospectus
In the "Fund summary" section, the information under the heading "Fees and expenses — Annual fund operating expenses" is amended and restated by the following:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)		Class R1		Class R2			Class R3		Class R4			Class R5

Management fee		0.33		0.33			0.33		0.33			0.33

Distribution and service (12b-1) fees		0.50		0.25			0.50		0.15	[1]		0.00

Other expenses		0.38		0.38	[2]		0.27		0.23			0.17

Service plan fee	0.25		0.25			0.14		0.10			0.04

Additional expenses	0.13		0.13			0.13		0.13			0.13

Total annual fund operating expenses		1.21		0.96			1.10		0.71			0.50

1	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	jhss2_SupplementTextBlock
John Hancock Income Fund
Supplement dated 12-19-12 to the current Class R1, Class R2, Class R3, Class R4 and
Class R5 shares Prospectus
In the "Fund summary" section, the information under the heading "Fees and expenses — Annual fund operating expenses" is amended and restated by the following:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)		Class R1		Class R2			Class R3		Class R4			Class R5

Management fee		0.33		0.33			0.33		0.33			0.33

Distribution and service (12b-1) fees		0.50		0.25			0.50		0.15	[1]		0.00

Other expenses		0.38		0.38	[2]		0.27		0.23			0.17

Service plan fee	0.25		0.25			0.14		0.10			0.04

Additional expenses	0.13		0.13			0.13		0.13			0.13

Total annual fund operating expenses		1.21		0.96			1.10		0.71			0.50

1	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhss2_SupplementTextBlock
John Hancock Income Fund
Supplement dated 12-19-12 to the current Class R1, Class R2, Class R3, Class R4 and
Class R5 shares Prospectus
In the "Fund summary" section, the information under the heading "Fees and expenses — Annual fund operating expenses" is amended and restated by the following:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)		Class R1		Class R2			Class R3		Class R4			Class R5

Management fee		0.33		0.33			0.33		0.33			0.33

Distribution and service (12b-1) fees		0.50		0.25			0.50		0.15	[1]		0.00

Other expenses		0.38		0.38	[2]		0.27		0.23			0.17

Service plan fee	0.25		0.25			0.14		0.10			0.04

Additional expenses	0.13		0.13			0.13		0.13			0.13

Total annual fund operating expenses		1.21		0.96			1.10		0.71			0.50

1	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.14%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.23%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
John Hancock Income Fund | Prospectus Class R1, R2, R3, R4, and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.04%
Additional expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012